Derivative Financial Instruments and Risk Management Policies - Details about Hedged Items by Fair Value Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Total assets	€ 100,502	€ 104,324
Financial assets and other non-current assets	7,403	7,268
Receivables and other current assets	10,445	10,132
Other current financial assets	1,800	1,078
Non-current financial liabilities	33,192	33,360
Payables and other non-current liabilities	3,693	3,605
Current financial liabilities	5,590	3,701
Payables and other current liabilities	14,606	13,957
Designated as hedging instrument
Disclosure of detailed information about hedged items [line items]
Total assets	314	281
Financial assets and other non-current assets	68	124
Receivables and other current assets	225	150
Other current financial assets		4
Other heading of assets	21	3
Total allocated liabilities	12,103	10,952
Non-current financial liabilities	11,085	9,858
Payables and other non-current liabilities	50	44
Current financial liabilities	263	191
Payables and other current liabilities	705	859
Designated as hedging instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total assets	16	(15)
Financial assets and other non-current assets	15	(14)
Receivables and other current assets	1	0
Other current financial assets		(1)
Other heading of assets	0	0
Designated as hedging instrument | Fair value hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	(35)	179
Non-current financial liabilities	(50)	187
Payables and other non-current liabilities	1	(1)
Current financial liabilities	0	0
Payables and other current liabilities	14	(7)
Designated as hedging instrument | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Total assets	55	32
Financial assets and other non-current assets	55	28
Receivables and other current assets	0	0
Other current financial assets		4
Other heading of assets	0	0
Total allocated liabilities	9,195	8,092
Non-current financial liabilities	9,083	8,009
Payables and other non-current liabilities	0	0
Current financial liabilities	112	83
Payables and other current liabilities	0	0
Designated as hedging instrument | Interest rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total assets	15	(15)
Financial assets and other non-current assets	15	(14)
Receivables and other current assets	0	0
Other current financial assets		(1)
Other heading of assets	0	0
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	(89)	153
Non-current financial liabilities	(89)	153
Payables and other non-current liabilities	0	0
Current financial liabilities	0	0
Payables and other current liabilities	0	0
Designated as hedging instrument | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total assets	259	249
Financial assets and other non-current assets	13	96
Receivables and other current assets	225	150
Other current financial assets		0
Other heading of assets	21	3
Total allocated liabilities	1,314	1,365
Non-current financial liabilities	548	452
Payables and other non-current liabilities	50	44
Current financial liabilities	11	10
Payables and other current liabilities	705	859
Designated as hedging instrument | Exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total assets	1	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	1	0
Other current financial assets		0
Other heading of assets	0	0
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	15	(8)
Non-current financial liabilities	0	0
Payables and other non-current liabilities	1	(1)
Current financial liabilities	0	0
Payables and other current liabilities	14	(7)
Designated as hedging instrument | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other current financial assets		0
Other heading of assets	0	0
Total allocated liabilities	1,594	1,495
Non-current financial liabilities	1,454	1,397
Payables and other non-current liabilities	0	0
Current financial liabilities	140	98
Payables and other current liabilities	0	0
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other current financial assets		0
Other heading of assets	0	0
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	39	34
Non-current financial liabilities	39	34
Payables and other non-current liabilities	0	0
Current financial liabilities	0	0
Payables and other current liabilities	0	0
Of which: accumulated amount of any hedge item that have ceased to be adjusted for gains and losses | Designated as hedging instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other current financial assets		0
Other heading of assets	0	0
Of which: accumulated amount of any hedge item that have ceased to be adjusted for gains and losses | Designated as hedging instrument | Fair value hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	37	(9)
Non-current financial liabilities	31	33
Payables and other non-current liabilities	0	0
Current financial liabilities	0	0
Payables and other current liabilities	€ 6	€ (42)